Acquisitions - Acquisition of Scilex Pharmaceuticals Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 28, 2018	Sep. 11, 2017	Nov. 08, 2016	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Acquisition consideration payable				$ 11,312	$ 53,209
Noncontrolling interests				(1,972)	7,042
Goodwill				$ 38,298	$ 38,298
Scilex Pharmaceuticals, Inc
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			72.00%
Business acquisition, common stock consideration		$ 1,400	$ 4,800
Issuance of common stock upon acquisition (in shares)		754,930	754,911
Total purchase consideration			$ 38,200
Acquisition consideration payable			33,500
Noncontrolling interests			12,300
Identifiable assets recognized			54,900
Liabilities assumed in a business acquisition			17,900
Deferred tax liabilities assumed			13,900
Goodwill			13,500
Tax deductible goodwill			0
Scilex Pharmaceuticals, Inc | Acquired in-process research and development
Business Acquisition [Line Items]
Assets acquired			21,900
Scilex Pharmaceuticals, Inc | Patent rights
Business Acquisition [Line Items]
Assets acquired			$ 32,600
Scilex Pharmaceuticals, Inc | Upon FDA acceptance
Business Acquisition [Line Items]
Discounted rate on consideration transferred			10.00%
Undiscounted purchase consideration			$ 47,800
Scilex Pharmaceuticals, Inc | Upon FDA acceptance | Maximum
Business Acquisition [Line Items]
Stock price (USD per share)			$ 25.32
Scilex Pharmaceuticals, Inc | Upon FDA acceptance | Minimum
Business Acquisition [Line Items]
Stock price (USD per share)			$ 6.33
Scilex Pharmaceuticals, Inc | FDA approval
Business Acquisition [Line Items]
Issuance of common stock upon acquisition (in shares)	1,381,346
Adjusted base consideration percentage			80.00%
Maximum percentage of common stock issued in connection with acquisition			4.99%
Total purchase consideration	$ 38,200
Scilex Pharmaceuticals, Inc | FDA approval | Maximum
Business Acquisition [Line Items]
Stock price (USD per share)			$ 25.32
Scilex Pharmaceuticals, Inc | FDA approval | Minimum
Business Acquisition [Line Items]
Stock price (USD per share)			$ 6.33
Scilex Pharmaceuticals, Inc | Itochu | Itochu
Business Acquisition [Line Items]
Noncontrolling interest ownership percentage				19.30%